Basis for Preparation - Exchange Rates (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2023 $ / € SFr / €	Dec. 31, 2023 $ / € £ / €	Dec. 31, 2023 $ / € ¥ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2022 $ / € SFr / €	Dec. 31, 2022 $ / € £ / €	Dec. 31, 2022 $ / € ¥ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 SFr / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2021 $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 SFr / €	Dec. 31, 2023 £ / €	Dec. 31, 2023 ¥ / €	Dec. 31, 2023 $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 SFr / €	Dec. 31, 2022 £ / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2022 $ / €
Basis for Preparation
Middle Rate at December 31	1.6263	1.6263	1.6263	1.6263	1.6263	1.6263	1.6263	1.5693	1.5693	1.5693	1.5693	1.5693	1.5693	1.5693								1.4642	0.9260	0.8691	156.33	1.1050	1.4440	0.9847	0.8869	140.66	1.0666
Annual Average Exchange Rate		1.6285	1.4596	0.9717	0.8699	151.94	1.0816		1.5174	1.3703	1.0052	0.8526	138.01	1.0539		1.5747	1.4835	1.0814	0.8600	129.86	1.1835
Cost of cloud	€ (3,884)							€ (3,499)							€ (2,881)
Cost of software licenses and support	(1,383)							(1,384)							(1,598)
Research and development expenses	€ 6,324							€ 6,080							€ 5,270